Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Global Income Builder Fund

		Shares	Value ($)
Common Stocks 57.4%
Communication Services 5.7%
Diversified Telecommunication Services 2.3%
AT&T, Inc.		113,715	3,871,996
BCE, Inc.		19,867	897,763
Deutsche Telekom AG (Registered)		52,009	854,361
Nippon Telegraph & Telephone Corp.		20,700	933,385
Orange SA		64,714	959,476
Proximus SA		34,464	982,540
Singapore Telecommunications Ltd.		374,100	900,436
Swisscom AG (Registered)		1,851	898,002
Telefonica SA		106,252	814,055
Telenor ASA		42,192	856,923
Telia Co. AB		197,769	883,295
TELUS Corp.		35,497	1,275,934
Verizon Communications, Inc.		50,340	2,782,292
			16,910,458
Entertainment 0.5%
NetEase, Inc. (ADR)		5,354	1,235,810
Netflix, Inc.*		2,400	775,176
Walt Disney Co.		14,770	2,112,258
			4,123,244
Interactive Media & Services 1.7%
Alphabet, Inc. "A"*		2,533	3,085,700
Alphabet, Inc. "C"*		2,579	3,137,818
Baidu, Inc. (ADR)*		7,898	882,207
Facebook, Inc. "A"*		21,018	4,082,326
Tencent Holdings Ltd. (ADR)		30,404	1,413,786
			12,601,837
Media 0.7%
Comcast Corp. "A"		39,998	1,726,714
Interpublic Group of Companies, Inc.		36,431	834,998
Omnicom Group, Inc.		10,559	847,043
Shaw Communications, Inc. "B"		43,533	853,310
WPP PLC		75,061	884,651
			5,146,716
Wireless Telecommunication Services 0.5%
KDDI Corp.		42,600	1,113,038
NTT DoCoMo, Inc.		45,200	1,087,685
Vodafone Group PLC		687,873	1,255,273
			3,455,996
Consumer Discretionary 6.9%
Auto Components 0.3%
Bridgestone Corp.		23,000	862,378
Nokian Renkaat Oyj		36,599	1,050,722
			1,913,100
Automobiles 1.2%
Bayerische Motoren Werke AG		11,824	871,074
Daimler AG (Registered)		24,389	1,258,813
Ford Motor Co.		123,900	1,180,767
General Motors Co.		26,951	1,087,203
Honda Motor Co., Ltd.		34,200	847,194
Renault SA		14,808	825,491
Subaru Corp.		43,000	1,003,125
Toyota Motor Corp.		28,700	1,851,699
			8,925,366
Diversified Consumer Services 0.4%
H&R Block, Inc.		31,000	858,390
New Oriental Education & Technology Group, Inc. (ADR)*		11,200	1,168,272
Tal Education Group (ADR)*		29,900	962,780
			2,989,442
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		18,760	886,035
Darden Restaurants, Inc.		7,343	892,615
Las Vegas Sands Corp.		17,500	1,057,700
McDonald's Corp.		8,418	1,773,841
Sands China Ltd.		168,000	813,481
Starbucks Corp.		11,744	1,112,040
Yum! Brands, Inc.		8,100	911,412
			7,447,124
Household Durables 0.5%
Garmin Ltd.		10,948	860,403
Leggett & Platt, Inc.		23,180	926,505
Newell Brands, Inc.		64,700	918,093
Sekisui House Ltd. (a)		63,200	1,063,143
			3,768,144
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding Ltd. (ADR)*		5,618	972,532
Amazon.com, Inc.*		3,672	6,854,816
Ctrip.com International Ltd. (ADR)*		24,602	958,986
JD.com, Inc. (ADR)*		31,200	933,192
			9,719,526
Leisure Products 0.1%
Hasbro, Inc.		8,277	1,002,841
Multiline Retail 0.7%
Kohl's Corp.		18,200	980,252
Macy's, Inc.		63,600	1,445,628
Marks & Spencer Group PLC		334,627	842,208
Target Corp.		11,048	954,547
Wesfarmers Ltd.		35,125	942,380
			5,165,015
Specialty Retail 0.8%
Hennes & Mauritz AB "B" (a)		52,479	916,145
Home Depot, Inc.		12,113	2,588,427
Lowe's Companies, Inc.		8,100	821,340
The Gap, Inc.		48,200	939,900
TJX Companies, Inc.		16,200	883,872
			6,149,684
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)		10,490	900,755
LVMH Moet Hennessy Louis Vuitton SE		2,064	852,446
NIKE, Inc. "B"		9,765	840,083
Tapestry, Inc.		29,009	897,248
VF Corp.		9,870	862,539
			4,353,071
Consumer Staples 4.0%
Beverages 0.8%
Ambev SA (ADR)		186,522	982,971
Coca-Cola Co.		41,003	2,157,988
Diageo PLC		20,879	873,662
PepsiCo, Inc.		14,906	1,905,136
			5,919,757
Food & Staples Retailing 0.4%
Costco Wholesale Corp.		3,100	854,453
Walgreens Boots Alliance, Inc.		15,600	850,044
Walmart, Inc.		12,084	1,333,832
			3,038,329
Food Products 1.3%
Archer-Daniels-Midland Co.		21,528	884,370
Bunge Ltd.		15,900	929,037
General Mills, Inc.		16,293	865,321
Kellogg Co.		16,113	938,099
Mondelez International, Inc. "A"		16,300	871,887
Mowi ASA		36,285	869,777
Nestle SA (Registered)		30,730	3,265,960
The JM Smucker Co.		7,600	845,044
			9,469,495
Household Products 0.6%
Colgate-Palmolive Co.		11,779	845,025
Kimberly-Clark Corp.		6,513	883,488
Procter & Gamble Co.		25,739	3,038,232
			4,766,745
Tobacco 0.9%
Altria Group, Inc.		38,731	1,823,068
British American Tobacco PLC		38,777	1,384,066
Japan Tobacco, Inc.		69,100	1,528,758
Philip Morris International, Inc.		26,356	2,203,625
			6,939,517
Energy 4.3%
Oil, Gas & Consumable Fuels
BP PLC		322,572	2,135,310
Chevron Corp.		19,964	2,457,768
Enbridge, Inc.		35,964	1,201,162
Eni SpA		62,906	985,241
Exxon Mobil Corp.		51,758	3,848,725
Gazprom PJSC (ADR)		263,716	1,927,764
Kinder Morgan, Inc.		52,328	1,079,003
LUKOIL PJSC (ADR)		27,251	2,219,594
Neste Oyj		33,776	1,119,869
Occidental Petroleum Corp.		21,159	1,086,726
ONEOK, Inc.		12,168	852,734
Pembina Pipeline Corp.		24,426	886,317
Petroleo Brasileiro SA (ADR) (Preferred)		62,900	862,988
Phillips 66		8,607	882,734
Plains GP Holdings LP "A"*		42,508	1,026,993
Repsol SA		56,191	894,797
Royal Dutch Shell PLC "A"		66,794	2,102,724
Royal Dutch Shell PLC "B"		60,025	1,894,043
TC Energy Corp.		18,743	917,694
TOTAL SA		29,311	1,518,906
Valero Energy Corp.		11,184	953,436
Williams Companies, Inc.		34,035	838,622
			31,693,150
Financials 9.1%
Banks 5.4%
Aozora Bank Ltd.		35,800	820,398
Australia & New Zealand Banking Group Ltd.		48,852	931,107
Banco Bradesco SA (ADR)*		106,592	963,592
Banco Santander SA		185,866	794,827
Bank of America Corp.		84,234	2,584,299
Bank of Montreal		11,840	886,340
Bank of Nova Scotia		18,846	1,006,129
BB&T Corp.		17,634	908,680
BNP Paribas SA		24,316	1,132,534
BOC Hong Kong (Holdings) Ltd.		219,000	836,851
Canadian Imperial Bank of Commerce		11,120	874,822
Citigroup, Inc.		18,171	1,293,048
Commonwealth Bank of Australia		23,512	1,319,263
HSBC Holdings PLC		304,188	2,431,667
ING Groep NV		74,771	831,215
Itau Unibanco Holding SA (ADR) (Preferred)		191,300	1,750,395
JPMorgan Chase & Co.		32,965	3,823,940
KBC Group NV		13,395	862,186
Lloyds Banking Group PLC		1,231,904	794,545
Mitsubishi UFJ Financial Group, Inc.		177,600	853,947
Mizuho Financial Group, Inc.		589,500	833,893
National Australia Bank Ltd.		67,595	1,317,011
People's United Financial, Inc.		52,616	863,955
Royal Bank of Canada		18,150	1,433,242
Sberbank of Russia PJSC (ADR)		150,236	2,241,521
Skandinaviska Enskilda Banken AB "A"		94,641	892,018
Sumitomo Mitsui Financial Group, Inc.		26,300	920,399
Toronto-Dominion Bank		22,671	1,325,252
U.S. Bancorp.		16,657	951,948
Wells Fargo & Co.		41,403	2,004,319
Westpac Banking Corp.		67,009	1,310,341
			39,793,684
Capital Markets 0.3%
CME Group, Inc.		4,204	817,342
Invesco Ltd.		43,100	827,089
UBS Group AG (Registered)*		71,566	798,376
			2,442,807
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. "B"*		8,407	1,727,050
Insurance 3.2%
Admiral Group PLC		32,127	844,303
Aegon NV		191,153	939,729
Ageas		16,618	893,177
Allianz SE (Registered)		4,985	1,157,427
American Financial Group, Inc.		8,850	906,063
Assicurazioni Generali SpA		62,212	1,155,363
Aviva PLC		260,645	1,285,691
AXA SA		39,025	985,567
Baloise Holding AG (Registered)		4,806	867,109
Chubb Ltd.		5,815	888,765
Great-West Lifeco, Inc.		38,300	840,986
Japan Post Holdings Co., Ltd.		79,400	777,610
Legal & General Group PLC		333,569	1,060,706
MetLife, Inc.		17,576	868,606
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		3,659	878,161
NN Group NV		21,745	814,943
Poste Italiane SpA 144A		83,062	886,718
Power Corp. of Canada		41,700	884,048
Power Financial Corp.		41,962	918,535
Sampo Oyj "A"		37,702	1,570,846
Swiss Life Holding AG (Registered)		1,953	945,523
Swiss Re AG		13,493	1,310,024
Zurich Insurance Group AG		4,808	1,675,101
			23,355,001
Health Care 5.1%
Biotechnology 0.7%
AbbVie, Inc.		30,176	2,010,325
Amgen, Inc.		9,122	1,701,983
Gilead Sciences, Inc.		24,539	1,607,795
			5,320,103
Health Care Equipment & Supplies 0.3%
Abbott Laboratories		13,779	1,200,151
Medtronic PLC		12,445	1,268,643
			2,468,794
Health Care Providers & Services 0.5%
Anthem, Inc.		2,800	824,908
CVS Health Corp.		15,970	892,244
UnitedHealth Group, Inc.		7,872	1,960,207
			3,677,359
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.		3,000	833,040
Pharmaceuticals 3.5%
Allergan PLC		5,200	834,600
Astellas Pharma, Inc.		61,900	878,692
AstraZeneca PLC		14,907	1,281,333
Bayer AG (Registered)		13,937	903,672
Bristol-Myers Squibb Co.		25,538	1,134,143
Eli Lilly & Co.		10,857	1,182,870
GlaxoSmithKline PLC		86,162	1,785,033
Johnson & Johnson		32,203	4,193,475
Merck & Co., Inc.		27,580	2,288,864
Novartis AG (Registered)		26,874	2,471,365
Novo Nordisk AS ''B"		18,670	896,281
Pfizer, Inc.		70,908	2,754,067
Roche Holding AG (Genusschein)		9,086	2,436,058
Sanofi		15,734	1,313,148
Takeda Pharmaceutical Co., Ltd.		34,100	1,148,010
			25,501,611
Industrials 4.7%
Aerospace & Defense 0.9%
BAE Systems PLC		137,580	913,999
Boeing Co.		4,452	1,518,933
General Dynamics Corp.		4,700	873,918
Lockheed Martin Corp.		2,587	936,934
Northrop Grumman Corp.		2,683	927,164
Raytheon Co.		4,848	883,742
United Technologies Corp.		6,671	891,246
			6,945,936
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		8,540	1,020,274
Airlines 0.1%
easyJet PLC		71,965	839,847
Building Products 0.3%
Johnson Controls International PLC		21,352	906,179
LIXIL Group Corp.		53,300	920,990
			1,827,169
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		10	113
Waste Management, Inc.		7,690	899,730
			899,843
Construction & Engineering 0.2%
Bouygues SA		24,496	876,964
Kajima Corp.		63,400	817,375
			1,694,339
Electrical Equipment 0.4%
ABB Ltd. (Registered)		43,200	816,828
Eaton Corp. PLC		11,094	911,816
Emerson Electric Co.		13,787	894,500
			2,623,144
Industrial Conglomerates 0.4%
3M Co.		5,294	924,968
Honeywell International, Inc.		6,469	1,115,644
Siemens AG (Registered)		7,725	844,968
			2,885,580
Machinery 0.8%
Caterpillar, Inc.		6,237	821,226
Cummins, Inc.		5,160	846,240
Illinois Tool Works, Inc.		5,793	893,454
Kone Oyj "B"		15,722	896,165
Mitsubishi Heavy Industries Ltd.		20,400	843,371
PACCAR, Inc.		19,600	1,374,744
			5,675,200
Marine 0.1%
Kuehne + Nagel International AG (Registered)		6,446	951,134
Professional Services 0.4%
Adecco Group AG (Registered)		16,059	879,366
Nielsen Holdings PLC		46,474	1,076,338
SGS SA (Registered)		344	850,877
			2,806,581
Road & Rail 0.3%
Aurizon Holdings Ltd.		228,634	899,990
Union Pacific Corp.		6,081	1,094,276
			1,994,266
Trading Companies & Distributors 0.6%
ITOCHU Corp.		52,100	992,863
Marubeni Corp.		128,200	832,305
Mitsubishi Corp.		38,500	1,034,347
Mitsui & Co., Ltd.		54,000	879,518
Sumitomo Corp.		58,800	873,054
			4,612,087
Information Technology 10.5%
Communications Equipment 0.8%
Cisco Systems, Inc.		55,782	3,090,323
Juniper Networks, Inc.		32,200	870,044
Motorola Solutions, Inc.		5,075	842,247
Nokia Oyj (a)		226,069	1,217,484
			6,020,098
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.		28,169	866,197
TE Connectivity Ltd.		9,574	884,637
			1,750,834
IT Services 3.0%
Accenture PLC "A"		7,826	1,507,131
Automatic Data Processing, Inc.		7,377	1,228,418
Broadridge Financial Solutions, Inc.		6,672	848,145
Cognizant Technology Solutions Corp. "A"		13,200	859,848
Fidelity National Information Services, Inc.		6,836	910,897
Fujitsu Ltd.		12,100	945,611
Infosys Ltd. (ADR)		109,666	1,241,419
International Business Machines Corp.		18,859	2,795,658
Itochu Techno-Solutions Corp.		33,500	861,401
Leidos Holdings, Inc.		10,570	867,797
MasterCard, Inc. "A"		8,878	2,417,213
Paychex, Inc.		13,280	1,102,904
PayPal Holdings, Inc.*		9,400	1,037,760
Sabre Corp.		37,300	876,923
Visa, Inc. "A"		17,257	3,071,746
Western Union Co.		69,264	1,454,544
			22,027,415
Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.		8,274	971,864
Broadcom, Inc.		5,454	1,581,605
Intel Corp.		55,252	2,792,989
KLA Corp.		7,082	965,418
Maxim Integrated Products, Inc.		15,225	901,168
QUALCOMM., Inc.		17,147	1,254,475
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		76,627	3,266,609
Texas Instruments, Inc.		14,399	1,800,019
Tokyo Electron Ltd.		6,900	1,173,712
			14,707,859
Software 2.6%
Adobe, Inc.*		4,036	1,206,199
Intuit, Inc.		3,219	892,661
Micro Focus International PLC		54,865	1,155,135
Microsoft Corp.		76,519	10,427,244
Oracle Corp.		29,307	1,649,984
salesforce.com, Inc.*		5,700	880,650
SAP SE		8,917	1,096,328
ServiceNow, Inc.*		2,900	804,431
Trend Micro, Inc.		19,300	842,904
			18,955,536
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.		45,261	9,642,404
Canon, Inc.		47,800	1,297,014
HP, Inc.		40,777	857,948
Seagate Technology PLC		22,227	1,029,332
Seiko Epson Corp.		53,500	788,038
Western Digital Corp.		15,700	846,073
			14,460,809
Materials 1.5%
Chemicals 0.8%
Air Products & Chemicals, Inc.		3,914	893,449
BASF SE		12,788	852,055
Dow, Inc.*		21,200	1,026,928
GEO Specialty Chemicals, Inc.* (b)		479,450	150,547
Linde PLC		4,400	841,632
LyondellBasell Industries NV "A"		10,502	878,912
Mitsubishi Chemical Holdings Corp.		124,000	879,099
			5,522,622
Construction Materials 0.1%
LafargeHolcim Ltd. (Registered)*		17,017	837,547
Containers & Packaging 0.1%
Amcor PLC*		77,700	823,620
Metals & Mining 0.4%
JFE Holdings, Inc.		62,900	830,382
Rio Tinto PLC		14,569	826,005
Vale SA (ADR)		111,700	1,450,983
			3,107,370
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		34,659	935,266
Real Estate 2.3%
Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		381,700	848,693
Crown Castle International Corp.		6,759	900,704
HCP, Inc.		26,649	850,903
Kimco Realty Corp.		58,500	1,123,785
Land Securities Group PLC		85,449	827,088
Mid-America Apartment Communities, Inc.		7,512	885,214
National Retail Properties, Inc.		16,456	859,661
Prologis, Inc.		10,834	873,329
Public Storage		3,848	934,140
Realty Income Corp.		12,677	877,375
RioCan Real Estate Investment Trust (a)		44,565	878,604
Simon Property Group, Inc.		5,794	939,787
Stockland		316,831	989,035
Ventas, Inc.		12,538	843,682
VEREIT, Inc.		122,700	1,119,024
Vicinity Centres		494,350	882,157
Welltower, Inc.		11,598	964,026
Weyerhaeuser Co.		35,100	891,891
WP Carey, Inc.		11,700	1,012,518
			17,501,616
Utilities 3.3%
Electric Utilities 1.9%
American Electric Power Co., Inc.		9,620	844,732
Duke Energy Corp.		13,459	1,167,164
EDP - Energias de Portugal SA		227,439	833,856
Endesa SA		34,884	863,081
Enel SpA		132,839	909,823
Entergy Corp.		8,307	877,385
Evergy, Inc.		14,700	889,203
Exelon Corp.		17,729	798,869
FirstEnergy Corp.		20,800	914,576
Fortum Oyj		44,710	1,027,828
NextEra Energy, Inc.		4,793	992,966
OGE Energy Corp.		20,600	884,770
Power Assets Holdings Ltd.		126,000	903,522
PPL Corp.		31,548	934,767
Southern Co.		22,433	1,260,735
			14,103,277
Gas Utilities 0.2%
Enagas SA		40,192	875,391
Snam SpA		170,237	835,023
			1,710,414
Multi-Utilities 1.2%
CenterPoint Energy, Inc.		30,034	871,286
Consolidated Edison, Inc.		9,812	833,628
Dominion Energy, Inc		18,127	1,346,655
DTE Energy Co.		6,700	851,637
Engie SA		57,721	887,055
National Grid PLC		105,254	1,081,862
Public Service Enterprise Group, Inc.		14,600	834,390
Sempra Energy		6,200	839,666
WEC Energy Group, Inc.		10,122	865,026
			8,411,205
Total Common Stocks (Cost $380,077,361)			426,268,894
Preferred Stocks 5.4%
Communication Services 0.4%
AT&T, Inc. 5.35%		100,000	2,693,000
Financials 4.8%
AGNC Investment Corp. Series C, 7.0%		64,439	1,663,815
AGNC Investment Corp. Series B, 7.75%		80,000	2,038,400
Bank of America Corp. Series Y, 6.5%		75,000	1,946,250
BB&T Corp. 5.625%		75,000	1,997,250
Capital One Financial Corp. Series G, 5.2%		100,000	2,573,000
Charles Schwab Corp. Series D, 5.95%		75,000	2,025,000
Citigroup, Inc. Series S, 6.3%		75,000	1,988,250
Fifth Third Bancorp. Series I, 6.625%		75,000	2,112,750
JPMorgan Chase & Co. Series AA, 6.1%		75,000	1,983,000
KeyCorp Series E, 6.125%		75,000	2,182,500
Kimco Realty Corp. Series L, 5.125%		75,000	1,874,250
Morgan Stanley Series K, 5.85%		75,000	2,060,250
PNC Financial Services Group, Inc. Series P, 6.125%		75,000	2,019,000
Prologis, Inc. Series Q, 8.54%		236	16,225
Regions Financial Corp. Sereis B, 6.375%		80,000	2,264,000
Simon Property Group, Inc. Series J, 8.375%		17,000	1,183,965
The Goldman Sachs Group, Inc. Series J, 5.5%		73,000	1,903,110
VEREIT, Inc. Series F, 6.7%		68,002	1,742,211
Wells Fargo & Co. Series Y, 5.625%		75,000	1,974,000
			35,547,226
Utilities 0.2%
Dominion Energy, Inc. Series A, 5.25%		60,000	1,570,800
Total Preferred Stocks (Cost $40,217,909)			39,811,026
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,210)		506	26,948
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 12.2%
Communication Services 2.5%
Altice Financing SA, 144A, 7.5%, 5/15/2026		450,000	471,375
CCO Holdings LLC:
144A, 5.375%, 6/1/2029		550,000	569,938
144A, 5.875%, 5/1/2027		1,535,000	1,604,075
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		1,390,000	1,390,000
144A, 5.5%, 4/15/2027		1,000,000	1,047,500
144A, 5.75%, 1/15/2030		240,000	243,600
Netflix, Inc.:
4.375%, 11/15/2026		1,000,000	1,010,000
5.5%, 2/15/2022		2,100,000	2,225,370
5.875%, 11/15/2028		1,600,000	1,756,000
Sprint Communications, Inc., 6.0%, 11/15/2022		1,625,000	1,726,562
Symantec Corp., 3.95%, 6/15/2022		1,475,000	1,488,594
Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029		650,000	685,253
VeriSign, Inc.:
4.625%, 5/1/2023		1,650,000	1,669,008
5.25%, 4/1/2025		1,650,000	1,782,000
Verizon Communications, Inc., 144A, 4.016%, 12/3/2029		700,000	759,305
			18,428,580
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		2,000,000	2,040,000
Ford Motor Credit Co. LLC, 4.542%, 8/1/2026 (d)		489,000	493,154
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 1/15/2030		253,000	259,958
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		1,825,000	1,891,156
Las Vegas Sands Corp., 3.9%, 8/8/2029		270,000	273,264
MGM Resorts International, 5.5%, 4/15/2027		1,950,000	2,067,566
			7,025,098
Consumer Staples 0.3%
Altria Group, Inc., 5.95%, 2/14/2049		380,000	442,160
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		699,000	867,741
JBS Investments GmbH, 144A, 5.75%, 1/15/2028		450,000	457,155
Pepsico, Inc., 3.375%, 7/29/2049		275,000	275,334
			2,042,390
Energy 2.8%
Antero Midstream Partners LP, 144A, 5.75%, 1/15/2028		1,765,000	1,648,069
Apache Corp., 4.25%, 1/15/2030		1,266,000	1,258,609
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		1,000,000	1,100,100
Cheniere Energy Partners LP, 5.625%, 10/1/2026		1,700,000	1,797,750
CrownRock LP, 144A, 5.625%, 10/15/2025		1,000,000	985,000
Devon Energy Corp., 5.0%, 6/15/2045		610,000	696,716
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		940,000	1,063,737
Energy Transfer Operating LP:
5.5%, 6/1/2027		1,000,000	1,120,406
6.25%, 4/15/2049		380,000	451,859
Enterprise Products Operating LLC, 4.2%, 1/31/2050		1,845,000	1,880,733
Hess Corp., 5.8%, 4/1/2047		400,000	439,060
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		870,000	846,075
Kinder Morgan, Inc., 5.2%, 3/1/2048		370,000	415,690
MEG Energy Corp., 144A, 6.5%, 1/15/2025		500,000	500,000
MPLX LP, 5.5%, 2/15/2049		390,000	435,942
Plains All American Pipeline LP, 2.85%, 1/31/2023		230,000	229,432
Range Resources Corp.:
4.875%, 5/15/2025 (a)		140,000	117,600
5.0%, 8/15/2022		2,000,000	1,839,400
5.875%, 7/1/2022		175,000	164,500
Targa Resources Partners LP, 5.375%, 2/1/2027		2,000,000	2,080,000
WPX Energy, Inc., 5.25%, 9/15/2024		2,000,000	2,010,000
			21,080,678
Financials 1.9%
Banco Santander SA, 2.706%, 6/27/2024		1,800,000	1,792,083
BB&T Corp., 4.8%, Perpetual (e)		2,000,000	1,982,000
BPCE SA, 144A, 4.875%, 4/1/2026		1,300,000	1,405,078
Citigroup, Inc., 3.98%, 3/20/2030		690,000	737,304
Credit Suisse Group AG, 144A, 7.5%, Perpetual (e)		750,000	827,250
GE Capital International Funding Co., 4.418%, 11/15/2035		550,000	556,214
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	499,375
REC Ltd., 144A, 5.25%, 11/13/2023		805,000	861,841
Royal Bank of Scotland Group PLC, 7.5%, Perpetual (e)		2,500,000	2,540,625
Synchrony Financial, 4.375%, 3/19/2024		540,000	568,628
The Allstate Corp., 3.85%, 8/10/2049		190,000	201,262
The Goldman Sachs Group, Inc., Series P, 5.0%, Perpetual (e)		2,000,000	1,953,320
Wells Fargo & Co., 3.196%, 6/17/2027		580,000	591,579
			14,516,559
Health Care 1.1%
AbbVie, Inc., 4.875%, 11/14/2048		450,000	471,076
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		1,460,000	1,607,834
CVS Health Corp., 5.05%, 3/25/2048		1,595,000	1,728,771
HCA, Inc.:
4.125%, 6/15/2029		600,000	614,622
5.25%, 6/15/2026		1,000,000	1,109,640
7.5%, 2/15/2022		1,800,000	1,992,960
UnitedHealth Group, Inc., 2.875%, 8/15/2029		327,000	327,950
			7,852,853
Industrials 0.3%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	897,251
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		1,550,000	1,581,031
			2,478,282
Information Technology 0.5%
Fiserv, Inc.:
3.5%, 7/1/2029		820,000	838,877
4.4%, 7/1/2049		270,000	287,809
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,550,000	1,615,689
NXP BV, 144A, 3.875%, 6/18/2026		890,000	913,220
			3,655,595
Materials 0.5%
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		2,000,000	2,111,040
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 (a)		1,300,000	1,332,760
			3,443,800
Real Estate 0.4%
American Tower Corp., (REIT), 3.8%, 8/15/2029		900,000	931,299
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		400,000	377,409
Office Properties Income Trust:
(REIT), 4.0%, 7/15/2022		555,000	560,128
(REIT), 4.15%, 2/1/2022		260,000	263,713
(REIT), 4.25%, 5/15/2024		210,000	212,250
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		230,000	240,520
(REIT), 4.75%, 1/15/2028		260,000	275,935
			2,861,254
Utilities 1.0%
Israel Electric Corp. Ltd., REG S, 144A, 5.0%, 11/12/2024		905,000	983,283
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		1,570,000	1,591,587
NRG Energy, Inc., 144A, 5.25%, 6/15/2029		803,000	847,165
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,825,225
Southern California Edison Co., Series E, 3.7%, 8/1/2025		1,650,000	1,720,098
Vistra Operations Co. LLC, 144A, 5.0%, 7/31/2027		290,000	296,888
			7,264,246
Total Corporate Bonds (Cost $89,353,861)			90,649,335
Asset-Backed 8.2%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		4,080,000	4,081,396
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	717,911
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,500,000	1,540,683
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		1,540,000	1,554,475
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024		3,200,000	3,243,977
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		1,500,000	1,521,619
			12,660,061
Credit Card Receivables 0.8%
Chase Issuance Trust, "A1", Series 2018-A1, 2.525% **, 4/17/2023		5,400,000	5,406,325
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 2.734% **, 8/8/2024		841,000	843,186
			6,249,511
Miscellaneous 5.7%
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 3.826% **, 7/25/2030		8,500,000	8,373,410
Ares CLO Ltd., "A2", Series 2014-31RA, 144A, 3-month USD-LIBOR + 1.300%, 3.825% **, 5/24/2030		4,300,000	4,234,846
Atrium XIII, "A2", Series 13A, 144A, 3-month USD-LIBOR + 1.250%, 3.509% **, 11/21/2030		4,200,000	4,137,508
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	983,419
Dryden 55 CLO Ltd., "B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550% 3.853% **, 4/15/2031		8,500,000	8,330,867
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.0% **, 7/18/2030		1,130,000	1,122,822
GoldenTree Loan Management CLO Ltd., "C1A", Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	2,370,000	2,635,814
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		323,735	321,078
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	2,500,000	2,764,864
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		3,012,808	3,047,692
Neuberger Berman CLO Ltd., "B", Series 2018-28A, 144A, 3-month USD-LIBOR + 1.600%, 3.878% **, 4/20/2030		4,250,000	4,191,524
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.388% **, 7/20/2030		2,000,000	1,984,354
			42,128,198
Total Asset-Backed (Cost $61,401,231)			61,037,770
Mortgage-Backed Securities Pass-Throughs 2.7%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2048		5,928,637	6,138,634
6.0%, 11/1/2021		12,881	14,166
Federal National Mortgage Association, 4.0% , with various maturities from 12/1/2042 until 8/1/2049 (d)		13,664,408	14,193,248
Government National Mortgage Association, 6.5%, 8/20/2034		39,167	45,970
Total Mortgage-Backed Securities Pass-Throughs (Cost $20,336,816)			20,392,018
Commercial Mortgage-Backed Securities 2.1%
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.625% **, 11/15/2035		812,124	812,633
Citigroup Commercial Mortgage Trust:
"C", Series PRM-2019, 144A, 3.896%, 5/10/2036		2,516,145	2,596,935
"D", Series PRM-2019, 144A, 4.35%, 5/10/2036		2,625,000	2,709,265
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.048% **, 11/19/2035		1,250,000	1,250,526
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.539%**, 12/25/2024		7,342,321	187,300
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		1,962,211	1,861,937
GS Mortgage Securities Corp., "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 3.93% **, 11/15/2035		2,750,000	2,766,454
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.625% **, 12/15/2033		1,255,000	1,256,575
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.725% **, 11/15/2035		2,000,000	2,009,370
Total Commercial Mortgage-Backed Securities (Cost $15,506,262)			15,450,995
Collateralized Mortgage Obligations 4.7%
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 4.416% ** , 9/25/2031		980,000	985,289
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.230%, 4.566% ** , 8/25/2031		1,563,333	1,575,274
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2019-R05, 144A, 1-month USD-LIBOR + 2.000%, 4.266% **, 7/25/2039 (d)		4,400,000	4,401,268
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.266% ** , 3/25/2031		1,041,667	1,047,002
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.416% ** , 10/25/2030		1,000,000	1,007,483
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 4.516% ** , 7/25/2030		1,600,000	1,616,752
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.616% ** , 1/25/2031		2,400,000	2,424,167
Federal Home Loan Mortgage Corp.:
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		226,216	27,062
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		3,969,575	744,697
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		817,416	30,610
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	774,596
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,596,617	1,560,842
"AS", Series 4885, 6.05% minus 1 month USD-LIBOR, 3.725% **, 6/15/2049		8,286,340	1,594,558
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,036,819	175,619
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		274,918	40,830
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.050%, 4.35% **, 7/25/2049		2,100,000	2,103,451
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.716% ** , 3/25/2049		3,850,000	3,894,562
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.766% ** , 3/25/2030		1,000,000	1,023,029
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.916% ** , 1/25/2049		360,000	366,588
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		827,406	75,054
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,025,053	103,582
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		91,731	12,863
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		126,581	17,688
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		620,834	104,577
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		601,275	101,025
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		414,853	69,237
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		2,939,344	2,936,514
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		930,781	940,840
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.366% **, 9/25/2048		1,945,946	1,951,431
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		2,920,730	2,943,387
Total Collateralized Mortgage Obligations (Cost $33,369,475)			34,649,877
Government & Agency Obligations 2.0%
Sovereign Bonds 0.7%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		450,000	488,250
Republic of Indonesia, 4.45%, 2/11/2024		680,000	726,974
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,555,000	1,811,724
Republic of South Africa, 4.875%, 4/14/2026		1,025,000	1,049,344
State of Qatar, 144A, 3.25%, 6/2/2026		1,000,000	1,036,650
			5,112,942
U.S. Treasury Obligation 1.3%
U.S. Treasury Notes, 0.5%, 4/15/2024		9,442,569	9,537,786
Total Government & Agency Obligations (Cost $14,520,886)			14,650,728
Convertible Bonds 0.1%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.503% ** PIK, 10/18/2025 (b) (Cost $818,689)		813,853	912,329
Loan Participations and Assignments 0.7%
Senior Loans **
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.13%, 6/24/2021		550,433	551,121
Hilton Worldwide Finance, LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.016%, 6/22/2026		1,389,236	1,395,154
Outfront Media Capital LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.36%, 3/18/2024		1,145,149	1,148,728
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.24%, 4/11/2025		705,610	704,633
TransDigm, Inc., Term Loan F, 3-month USD LIBOR + 2.500%, 4.83%, 6/9/2023		1,271,300	1,266,882
Total Loan Participations and Assignments (Cost $5,062,742)			5,066,518
Commercial Paper 0.4%
Ford Motor Credit Co. (Cost $2,987,103)		3,000,000	2,987,175
		Shares	Value ($)
Exchange-Traded Funds 2.6%
Vanguard Real Estate ETF (Cost $19,433,593)		221,870	19,722,024
		Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
2.362% ***, 8/15/2019 (f)		8,300,000	8,293,531
2.573% ***, 10/10/2019 (g)		2,297,000	2,287,858
Total Short-Term U.S. Treasury Obligations (Cost $10,577,884)			10,581,389
		Shares	Value ($)
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (h) (i) (Cost $4,344,460)		4,344,460	4,344,460
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.39% (h) (Cost $8,626,466)		8,626,466	8,626,466
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $706,724,948)		101.7	755,177,952
Other Assets and Liabilities, Net		(1.7)	(12,548,579)
Net Assets		100.0	742,629,373

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (h) (i)
16,553,728	—	12,209,268 (j)	—	—	158,512	—	4,344,460	4,344,460
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.39% (h)
32,523,513	254,421,779	278,318,826	—	—	367,660	—	8,626,466	8,626,466
49,077,241	254,421,779	290,528,094	—	—	526,172	—	12,970,926	12,970,926

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $4,065,928, which is 0.5% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued, delayed delivery or forward commitment securities included.
(e) Perpetual, callable security with no stated maturity date.
(f) At July 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) At July 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
S&P: Standard & Poor's
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2019	313	39,433,914	39,883,047	449,133
2 Year U.S. Treasury Note	USD	9/30/2019	384	82,503,929	82,332,000	(171,929)
3 Month Euro Euribor Interest Rate	EUR	9/14/2020	11	3,056,213	3,060,994	4,781
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	9/14/2020	12	3,042,104	3,044,795	2,691
3 Month Euroyen Future	JPY	9/14/2020	13	2,989,694	2,988,453	(1,241)
3 Month Sterling (Short Sterling) Interest Rate	GBP	9/16/2020	20	3,017,736	3,023,984	6,248
90 Day Eurodollar Time Deposit	USD	9/14/2020	12	2,952,787	2,947,950	(4,837)
ASX 90 Day Bank Accepted Bills	AUD	9/10/2020	18	12,276,646	12,285,369	8,723
MSCI Emerging Market Index	USD	9/20/2019	276	14,010,750	14,153,280	142,530
Ultra 10 Year U.S. Treasury Note	USD	9/19/2019	148	20,306,595	20,400,875	94,280
Ultra Long U.S. Treasury Bond	USD	9/19/2019	114	19,755,631	20,242,125	486,494
Total net unrealized depreciation						1,016,873

At July 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	EUR	9/20/2019	521	19,329,496	19,966,989	(637,493)
S&P 500 E-Mini Index	USD	9/20/2019	155	22,644,230	23,112,825	(468,595)
TOPIX Index	JPY	9/12/2019	24	3,392,567	3,454,729	(62,162)
U.S. Treasury Long Bond	USD	9/19/2019	30	4,569,296	4,667,812	(98,516)
Tota unrealized depreciation						(1,266,766)

At July 31, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed — 2.636% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2025	10,900,000	USD	(442,215)	—	(442,215)
Fixed — 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	2,200,000	USD	(6,163)	—	(6,163)
Fixed — 2.729% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	2,200,000	USD	(168,971)	—	(168,971)
Total unrealized depreciation							(617,349)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of July 31, 2019 is 2.266%.
At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	6,344,351	CAD	8,500,000	8/7/2019	96,772	State Street Bank and Trust
EUR	11,806,000	JPY	1,461,936,053	8/8/2019	368,325	Credit Agricole
AUD	9,075,000	USD	6,334,325	8/8/2019	126,908	State Street Bank and Trust
AUD	9,100,000	USD	6,313,943	8/8/2019	89,426	National Australia Bank Ltd.
JPY	1,461,936,054	USD	13,496,455	8/8/2019	52,610	Credit Agricole
EUR	4,875,500	USD	5,468,302	8/30/2019	59,092	Credit Agricole
EUR	34,000,000	USD	38,725,286	9/12/2019	963,264	Bank of America
EUR	9,254,000	USD	10,623,023	9/26/2019	333,158	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					2,089,555
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	8,500,000	USD	6,322,105	8/7/2019	(119,018)	Bank of America
USD	13,311,383	EUR	11,806,000	8/8/2019	(235,862)	Credit Agricole
USD	12,785,058	AUD	18,175,000	8/8/2019	(353,125)	JPMorgan Chase Securities, Inc.
USD	38,965,700	EUR	34,000,000	9/12/2019	(1,203,679)	Bank of America
Total unrealized depreciation					(1,911,684)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$32,410,483	$9,827,768	$—	$42,238,251
Consumer Discretionary	38,349,159	13,084,154	—	51,433,313
Consumer Staples	25,477,580	4,656,263	—	30,133,843
Energy	21,937,057	9,756,093	—	31,693,150
Financials	38,005,835	29,312,707	—	67,318,542
Health Care	29,594,738	8,206,169	—	37,800,907
Industrials	22,309,644	12,465,756	—	34,775,400
Information Technology	68,544,924	9,377,627	—	77,922,551
Materials	6,753,071	4,322,807	150,547	11,226,425
Real Estate	13,954,643	3,546,973	—	17,501,616
Utilities	17,745,927	6,478,969	—	24,224,896
Preferred Stocks (k)	39,811,026	—	—	39,811,026
Warrants	—	—	26,948	26,948
Fixed Income Investments (k)
Corporate Bonds	—	90,649,335	—	90,649,335
Asset-Backed	—	61,037,770	—	61,037,770
Mortgage-Backed Securities Pass-Throughs	—	20,392,018	—	20,392,018
Commercial Mortgage-Backed Securities	—	15,450,995	—	15,450,995
Collateralized Mortgage Obligations	—	34,649,877	—	34,649,877
Government & Agency Obligations	—	14,650,728	—	14,650,728
Convertible Bonds	—	—	912,329	912,329
Loan Participations and Assignments	—	5,066,518	—	5,066,518
Commercial Paper	—	2,987,175	—	2,987,175
Short-Term U.S. Treasury Obligations	—	10,581,389	—	10,581,389
Exchange-Traded Funds	19,722,024	—	—	19,722,024
Short-Term Investments (k)	12,970,926	—	—	12,970,926
Derivatives (l)
Futures Contracts	1,194,880	—	—	1,194,880
Forward Foreign Currency Contracts	—	2,089,555	—	2,089,555
Total	$388,781,917	$368,590,646	$1,089,824	$758,462,387
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(1,444,773)	$—	$—	$(1,444,773)
Interest Rate Swap Contracts	—	(617,349)	—	(617,349)
Forward Foreign Currency Contracts	—	(1,911,684)	—	(1,911,684)
Total	$(1,444,773)	$(2,529,033)	$—	$(3,973,806)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Equity Contracts	$ (1,025,720)	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ 177,871
Interest Rate Contracts	$ 775,827	$ (617,349)	$ —